Vanguard® Russell 2000 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (4.2%)
	Commercial Metals Co.	97,815	3,886
*	RBC Bearings Inc.	19,606	3,654
	Avient Corp.	66,651	3,279
*	Arconic Corp.	87,201	2,453
	Boise Cascade Co.	25,168	1,946
	Minerals Technologies Inc.	26,979	1,788
	Stepan Co.	15,946	1,788
*	Constellium SE Class A	101,545	1,715
*	GCP Applied Technologies Inc.	54,581	1,699
	Tronox Holdings plc Class A	93,427	1,683
	Mueller Industries Inc.	28,031	1,509
	Sensient Technologies Corp.	16,715	1,462
	Hecla Mining Co.	306,093	1,445
	Innospec Inc.	13,829	1,411
	Carpenter Technology Corp.	38,653	1,362
	Worthington Industries Inc.	27,005	1,259
	Kaiser Aluminum Corp.	11,248	1,149
*	US Silica Holdings Inc.	59,840	1,058
	AdvanSix Inc.	22,271	1,032
*	TimkenSteel Corp.	37,578	868
	Materion Corp.	10,124	830
	Schnitzer Steel Industries Inc. Class A	19,548	794
	Schweitzer-Mauduit International Inc.	25,510	692
*	Intrepid Potash Inc.	8,035	529
	Neenah Inc.	13,821	524
	Ecovyst Inc.	48,434	497
*	Clearwater Paper Corp.	13,620	468
	Koppers Holdings Inc.	17,083	463
*	Century Aluminum Co.	39,134	462
	American Vanguard Corp.	18,586	459
	Haynes International Inc.	10,311	394
	UFP Industries Inc.	4,793	370
*	Amyris Inc.	129,140	329
	Glatfelter Corp.	36,012	310
*	Alto Ingredients Inc.	59,226	264
*	Northwest Pipe Co.	7,761	259
	Olympic Steel Inc.	7,543	258
*	Coeur Mining Inc.	65,365	254
*	Rayonier Advanced Materials Inc.	51,394	198
	Hawkins Inc.	5,137	186
*	Unifi Inc.	11,563	183
	GrafTech International Ltd.	18,453	160

		Shares	Market Value ($000)
	Ryerson Holding Corp.	5,269	159
	FutureFuel Corp.	20,583	148
*	Energy Fuels Inc.	17,318	111
*	NN Inc.	34,016	95
	Valhi Inc.	1,918	89
*	Zymergen Inc.	51,470	73
	Tredegar Corp.	3,931	48
*	Polymet Mining Corp.	15,232	42
*	Ur-Energy Inc.	16,337	20
*	Gatos Silver Inc.	6,483	20
			46,134
Consumer Discretionary (11.5%)
*	Avis Budget Group Inc.	33,696	6,412
*,1	AMC Entertainment Holdings Inc. Class A	421,183	6,040
	Macy's Inc.	246,773	5,836
	TEGNA Inc.	180,569	3,954
*	Goodyear Tire & Rubber Co.	225,773	2,917
*	Taylor Morrison Home Corp. Class A	85,665	2,482
	Group 1 Automotive Inc.	13,561	2,435
*	Meritage Homes Corp.	28,292	2,414
*	Adient plc	67,143	2,376
	Academy Sports & Outdoors Inc.	63,977	2,144
*	Callaway Golf Co.	94,364	2,049
	Graham Holdings Co. Class B	3,123	1,914
	Rush Enterprises Inc. Class A	36,557	1,864
	John Wiley & Sons Inc. Class A	35,142	1,861
	MillerKnoll Inc.	60,712	1,833
	KB Home	53,005	1,828
*	Vista Outdoor Inc.	45,970	1,772
*	Tri Pointe Homes Inc.	83,026	1,749
*	Spirit Airlines Inc.	81,014	1,697
*	BJ's Wholesale Club Holdings Inc.	28,279	1,637
*	KAR Auction Services Inc.	98,700	1,576
	PriceSmart Inc.	18,524	1,457
*	Madison Square Garden Entertainment Corp.	21,329	1,446
*	ODP Corp.	37,615	1,437
*	Knowles Corp.	71,868	1,381
	Gray Television Inc.	69,763	1,376
	Dillard's Inc. Class A	4,410	1,330
*	Adtalem Global Education Inc.	40,305	1,315
	Strategic Education Inc.	19,841	1,306
	MDC Holdings Inc.	33,911	1,295
*	Stride Inc.	31,883	1,247
	HNI Corp.	31,949	1,218
*	PROG Holdings Inc.	38,700	1,130
*	SkyWest Inc.	41,000	1,105
	Oxford Industries Inc.	12,016	1,095
*	M/I Homes Inc.	23,147	1,082
	Laureate Education Inc. Class A	81,299	1,035
	Jack in the Box Inc.	14,866	1,015
*	Coursera Inc.	59,592	1,008
*	SeaWorld Entertainment Inc.	18,407	997
	La-Z-Boy Inc.	36,095	922
	Dana Inc.	54,826	908
*	G-III Apparel Group Ltd.	35,845	898
*	Central Garden & Pet Co. Class A	20,996	889
	Steelcase Inc. Class A	69,772	855
*	Abercrombie & Fitch Co. Class A	41,598	850

		Shares	Market Value ($000)
*	Lions Gate Entertainment Corp. Class B	89,433	840
	Scholastic Corp.	22,333	838
	Matthews International Corp. Class A	25,443	823
	Sonic Automotive Inc. Class A	17,641	805
	Acushnet Holdings Corp.	19,747	804
	Franchise Group Inc.	20,026	794
	Sinclair Broadcast Group Inc. Class A	31,578	765
*	EW Scripps Co. Class A	46,377	736
*	Dave & Buster's Entertainment Inc.	19,262	730
*	Hawaiian Holdings Inc.	40,939	727
*	Clean Energy Fuels Corp.	126,732	701
	Standard Motor Products Inc.	17,082	682
*	Genesco Inc.	11,675	657
*	Imax Corp.	37,171	644
*	Perdoceo Education Corp.	57,758	630
	Big Lots Inc.	24,877	609
*	Bed Bath & Beyond Inc.	69,842	604
[1]	Guess? Inc.	28,738	599
*	iHeartMedia Inc. Class A	49,808	588
	Signet Jewelers Ltd.	9,547	569
	A-Mark Precious Metals Inc.	7,351	559
*	Lions Gate Entertainment Corp. Class A	53,365	546
	Interface Inc. Class A	37,140	534
*	Zumiez Inc.	15,742	516
*	Cars.com Inc.	48,609	503
	Aaron's Co. Inc.	25,603	501
	Monro Inc.	10,482	497
*	Cavco Industries Inc.	2,202	489
	Century Communities Inc.	8,718	474
*	AMC Networks Inc. Class A	11,748	461
*	Gannett Co. Inc.	115,463	454
*	Green Brick Partners Inc.	18,151	441
	Movado Group Inc.	12,848	436
	Ethan Allen Interiors Inc.	18,522	431
*	Sleep Number Corp.	9,326	428
*	Clear Channel Outdoor Holdings Inc.	269,991	427
	Carriage Services Inc. Class A	10,256	414
*	TravelCenters of America Inc.	10,297	402
*	Beazer Homes USA Inc.	24,179	392
*	American Axle & Manufacturing Holdings Inc.	47,462	385
*	Stoneridge Inc.	18,363	380
*	Chico's FAS Inc.	75,724	375
*	Boston Omaha Corp. Class A	16,785	367
*	PowerSchool Holdings Inc. Class A	28,519	365
*	Stagwell Inc.	45,332	359
	Winmark Corp.	1,794	355
*	Urban Outfitters Inc.	16,775	353
*	MarineMax Inc.	8,172	338
	Bluegreen Vacations Holding Class A	11,882	331
*	Revolve Group Inc.	10,926	321
	Krispy Kreme Inc.	21,079	312
*	Fossil Group Inc.	39,089	287
*	Marcus Corp.	18,257	286
*	LL Flooring Holdings Inc.	23,607	284
*	Daily Journal Corp.	1,006	277
*	Universal Electronics Inc.	10,230	274
*	Tupperware Brands Corp.	39,546	262
	Entravision Communications Corp. Class A	49,351	258

		Shares	Market Value ($000)
*	Cinemark Holdings Inc.	14,898	253
	Kimball International Inc. Class B	28,646	245
*	Lordstown Motors Corp. Class A	112,116	232
*	Motorcar Parts of America Inc.	15,247	226
*	American Public Education Inc.	15,435	215
[1]	Big 5 Sporting Goods Corp.	16,701	213
	Haverty Furniture Cos. Inc.	7,540	213
*	Hovnanian Enterprises Inc. Class A	4,158	213
	Cato Corp. Class A	15,905	208
*	WW International Inc.	29,317	208
*	OneSpaWorld Holdings Ltd.	21,607	203
*	Life Time Group Holdings Inc.	13,540	198
*	Container Store Group Inc.	25,490	196
	Rocky Brands Inc.	5,207	195
*	Chuy's Holdings Inc.	8,512	192
*	Conn's Inc.	14,323	189
*	Central Garden & Pet Co.	4,068	184
*	Audacy Inc. Class A	99,236	173
*,1	Genius Brands International Inc.	226,561	172
*	Integral Ad Science Holding Corp.	14,098	172
*	El Pollo Loco Holdings Inc.	15,256	158
*,1	Canoo Inc.	46,463	156
	Hooker Furnishings Corp.	8,771	152
	European Wax Center Inc. Class A	5,659	150
	Tilly's Inc. Class A	18,052	149
*	Instructure Holdings Inc.	8,147	145
	Rush Enterprises Inc. Class B	2,899	144
*	Vera Bradley Inc.	21,093	144
*	Lands' End Inc.	11,531	134
*	Monarch Casino & Resort Inc.	1,979	134
*	Udemy Inc.	9,084	134
*	Alta Equipment Group Inc.	12,311	133
	Superior Group of Cos. Inc.	7,345	132
*	American Outdoor Brands Inc.	11,207	130
*	Denny's Corp.	11,897	123
	Bassett Furniture Industries Inc.	7,414	121
	Lifetime Brands Inc.	10,124	116
*,1	Fisker Inc.	11,066	115
*	Legacy Housing Corp.	6,751	106
*,1	Portillo's Inc. Class A	5,683	106
*	Fiesta Restaurant Group Inc.	14,145	105
	Hibbett Inc.	2,077	105
*	VOXX International Corp. Class A	12,383	104
	Flexsteel Industries Inc.	5,301	103
	Johnson Outdoors Inc. Class A	1,573	103
*	Lazydays Holdings Inc.	6,413	100
*	iRobot Corp.	2,061	98
*	XL Fleet Corp.	79,914	97
	Rent-A-Center Inc.	3,457	95
*	Snap One Holdings Corp.	7,577	94
*	Barnes & Noble Education Inc.	36,044	90
*	Biglari Holdings Inc. Class B	658	88
*	Stonemor Inc.	25,619	88
*	Mesa Air Group Inc.	27,639	85
[1]	Weber Inc. Class A	11,036	85
*	2U Inc.	8,983	84
*	Tenneco Inc. Class A	4,794	83
*	America's Car-Mart Inc.	760	82

		Shares	Market Value ($000)
	Escalade Inc.	6,024	81
	Global Industrial Co.	2,312	79
*	Traeger Inc.	16,704	79
*	Xponential Fitness Inc. Class A	4,159	79
*	Cooper-Standard Holdings Inc.	13,496	76
	NL Industries Inc.	7,727	71
*	Outbrain Inc.	10,941	67
*	F45 Training Holdings Inc.	10,597	67
	Sturm Ruger & Co. Inc.	971	66
*	Torrid Holdings Inc.	11,173	65
*	Emerald Holding Inc.	19,239	64
*	Landsea Homes Corp.	8,513	61
*	Drive Shack Inc.	33,982	54
	National CineMedia Inc.	43,752	54
*	Sweetgreen Inc. Class A	2,911	53
	Carrols Restaurant Group Inc.	26,566	49
*	Fluent Inc.	34,438	44
*	Lulu's Fashion Lounge Holdings Inc.	2,343	44
*	First Watch Restaurant Group Inc.	2,694	43
*	Shift Technologies Inc.	39,647	41
	Shoe Carnival Inc.	1,382	38
*	Turtle Beach Corp.	2,176	38
*	CarLotz Inc.	67,608	38
	Hamilton Beach Brands Holding Co. Class A	3,609	37
*	Nautilus Inc.	17,767	37
	Buckle Inc.	1,098	36
*	BJ's Restaurants Inc.	1,325	35
	CompX International Inc.	1,522	34
*	Thryv Holdings Inc.	1,308	34
	Nathan's Famous Inc.	590	30
*	Hall of Fame Resort & Entertainment Co.	44,989	30
*,1	Chicken Soup For The Soul Entertainment Inc.	4,436	29
*,1	Solo Brands Inc. Class A	5,821	29
*	CuriosityStream Inc.	17,054	26
*,1	Revlon Inc. Class A	5,885	25
*	Eros STX Global Corp.	12,644	25
*	Rent the Runway Inc. Class A	5,100	22
*	Liberty TripAdvisor Holdings Inc. Class A	13,219	14
*	aka Brands Holding Corp.	2,847	11
*	Romeo Power Inc.	12,371	10
*	Eastman Kodak Co.	2,007	9
*	Regis Corp.	3,375	3
*	Digital Media Solutions Inc. Class A	1,241	2
			124,906
Consumer Staples (2.9%)
*	Simply Good Foods Co.	65,191	2,605
*	Hostess Brands Inc. Class A	112,609	2,393
*	United Natural Foods Inc.	44,020	1,867
	Primo Water Corp.	128,141	1,835
*	TreeHouse Foods Inc.	42,466	1,746
	Edgewell Personal Care Co.	44,264	1,611
	Cal-Maine Foods Inc.	33,307	1,590
*	Sprouts Farmers Market Inc.	51,032	1,382
	Universal Corp.	19,660	1,252
	Vector Group Ltd.	100,143	1,233
[1]	B&G Foods Inc.	52,247	1,181
	Nu Skin Enterprises Inc. Class A	22,543	1,052
	Ingles Markets Inc. Class A	11,516	1,026

		Shares	Market Value ($000)
	SpartanNash Co.	29,098	1,001
	Weis Markets Inc.	13,324	980
*	Chefs' Warehouse Inc.	23,795	850
*	BellRing Brands Inc.	31,497	824
	Fresh Del Monte Produce Inc.	27,355	699
	Andersons Inc.	15,346	577
	ACCO Brands Corp.	76,459	576
*	Performance Food Group Co.	11,034	478
	Sanderson Farms Inc.	2,371	473
	Tootsie Roll Industries Inc.	12,770	422
*	Mission Produce Inc.	27,321	365
*	Seneca Foods Corp. Class A	4,772	271
*	Rite Aid Corp.	46,342	258
	Lancaster Colony Corp.	1,913	233
*	Landec Corp.	21,836	207
*	Whole Earth Brands Inc.	29,938	205
*	Veru Inc.	15,381	199
*	Duckhorn Portfolio Inc.	9,495	187
	John B Sanfilippo & Son Inc.	2,411	184
	MGP Ingredients Inc.	1,833	178
*	Sovos Brands Inc.	11,841	167
*	HF Foods Group Inc.	30,894	164
	Village Super Market Inc. Class A	6,784	161
	Natural Grocers by Vitamin Cottage Inc.	7,346	130
*	Nature's Sunshine Products Inc.	9,711	117
	Limoneira Co.	9,034	108
	Oil-Dri Corp. of America	4,104	98
*	Beauty Health Co.	6,037	86
*	Honest Co. Inc.	19,760	68
*	AquaBounty Technologies Inc.	35,563	53
	PetMed Express Inc.	2,186	48
*	Vita Coco Co. Inc.	3,000	37
*,1	NewAge Inc.	46,719	17
*	Zevia PBC Class A	2,526	6
*	Laird Superfood Inc.	1,297	3
			31,203
Energy (11.3%)
	Ovintiv Inc. (XNYS)	202,021	11,311
*	Antero Resources Corp.	205,369	8,806
	Chesapeake Energy Corp.	80,513	7,840
*	Range Resources Corp.	194,824	6,614
	PDC Energy Inc.	79,444	6,287
	Murphy Oil Corp.	119,461	5,068
	SM Energy Co.	97,640	4,713
	Helmerich & Payne Inc.	84,087	4,234
*	CNX Resources Corp.	163,624	3,554
	ChampionX Corp.	135,434	3,152
	Patterson-UTI Energy Inc.	151,779	2,896
	California Resources Corp.	66,108	2,887
	Whiting Petroleum Corp.	32,074	2,837
	Equitrans Midstream Corp.	333,503	2,625
*	PBF Energy Inc. Class A	78,704	2,613
	Civitas Resources Inc.	30,025	2,292
*	Renewable Energy Group Inc.	36,554	2,241
	Arcosa Inc.	39,451	2,086
*	Golar LNG Ltd.	82,293	2,085
*	Peabody Energy Corp.	72,772	1,718
	Northern Oil and Gas Inc.	49,604	1,622

		Shares	Market Value ($000)
*	Delek US Holdings Inc.	53,455	1,559
[1]	Arch Resources Inc.	9,912	1,515
*	Comstock Resources Inc.	75,355	1,454
*	CONSOL Energy Inc.	27,856	1,436
*	NexTier Oilfield Solutions Inc.	125,644	1,370
	World Fuel Services Corp.	50,994	1,264
	Warrior Met Coal Inc.	37,573	1,263
*	Green Plains Inc.	38,740	1,262
	Archrock Inc.	110,080	1,104
	Brigham Minerals Inc. Class A	35,535	1,077
*	Centennial Resource Development Inc. Class A	131,129	1,041
*	Oceaneering International Inc.	81,782	1,040
*	NOW Inc.	89,692	990
*	Nabors Industries Ltd. (XNYS)	5,780	964
*	ProPetro Holding Corp.	70,350	918
*	Dril-Quip Inc.	28,393	893
*	Array Technologies Inc.	80,568	893
*	Tidewater Inc.	33,404	850
	CVR Energy Inc.	24,312	837
*	Liberty Energy Inc. Class A	49,503	805
*	Ranger Oil Corp. Class A	17,436	747
*	MRC Global Inc.	65,777	736
*	Gevo Inc.	162,865	684
*	Laredo Petroleum Inc.	7,516	633
	Berry Corp.	55,453	617
*	Bristow Group Inc.	19,354	615
*	Talos Energy Inc.	25,720	556
*	Helix Energy Solutions Group Inc.	117,093	543
	SunCoke Energy Inc.	66,953	542
*	W&T Offshore Inc.	77,573	522
*	RPC Inc.	55,220	517
*	Expro Group Holdings NV	32,719	447
*	Select Energy Services Inc. Class A	52,216	442
*	Oil States International Inc.	50,306	389
	Oasis Petroleum Inc.	2,404	382
*	Earthstone Energy Inc. Class A	21,086	380
*	REX American Resources Corp.	4,257	370
*	Newpark Resources Inc.	74,852	322
*	Callon Petroleum Co.	5,358	313
*	FuelCell Energy Inc.	70,729	290
	Solaris Oilfield Infrastructure Inc. Class A	18,133	244
*	National Energy Services Reunited Corp.	31,538	235
*	SunPower Corp.	13,154	232
	Riley Exploration Permian Inc.	7,366	202
	Kinetik Holdings Inc.	2,387	201
*	Centrus Energy Corp. Class A	7,778	199
*	Aemetis Inc.	22,364	181
[1]	HighPeak Energy Inc.	4,076	130
*	Matrix Service Co.	20,730	125
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	2,380	125
*	American Superconductor Corp.	22,371	120
*	TETRA Technologies Inc.	22,455	113
*	Par Pacific Holdings Inc.	5,264	86
	Falcon Minerals Corp.	5,369	40
*,1	Beam Global	2,080	30
	Profrac Holding Corp. Class A	944	17
*	Advent Technologies Holdings Inc.	3,515	5
			122,348

		Shares	Market Value ($000)
Financials (25.2%)
	SouthState Corp.	62,720	5,069
	Valley National Bancorp	327,090	4,157
	United Bankshares Inc.	107,550	4,040
	Blackstone Mortgage Trust Inc. Class A	128,192	3,988
	Selective Insurance Group Inc.	48,435	3,841
	Glacier Bancorp Inc.	79,272	3,838
	Old National Bancorp	240,024	3,816
	Essent Group Ltd.	88,347	3,780
	Hancock Whitney Corp.	70,438	3,511
	UMB Financial Corp.	35,732	3,300
	Cadence Bank	123,403	3,299
	Radian Group Inc.	147,074	3,164
	Independent Bank Corp. (XNGS)	37,347	3,111
	BankUnited Inc.	69,887	2,911
	Community Bank System Inc.	43,711	2,885
	Home BancShares Inc.	124,357	2,809
	CVB Financial Corp.	111,668	2,767
	American Equity Investment Life Holding Co.	67,558	2,720
	First Interstate BancSystem Inc. Class A	71,295	2,714
	United Community Banks Inc.	85,360	2,683
	Simmons First National Corp. Class A	101,329	2,605
	Federated Hermes Inc.	75,813	2,575
	Associated Banc-Corp.	121,371	2,512
	Ameris Bancorp	54,113	2,467
	Cathay General Bancorp	59,158	2,432
	First BanCorp. (XNYS)	162,158	2,421
*	Enstar Group Ltd.	10,126	2,349
	Walker & Dunlop Inc.	21,399	2,275
	WSFS Financial Corp.	52,709	2,255
	FirstCash Holdings Inc.	29,979	2,238
	Independent Bank Group Inc.	30,387	2,221
*	Mr Cooper Group Inc.	50,344	2,183
	Atlantic Union Bankshares Corp.	61,370	2,164
	Eastern Bankshares Inc.	110,216	2,146
	Pacific Premier Bancorp Inc.	64,722	2,107
	Fulton Financial Corp.	129,321	2,050
	CNO Financial Group Inc.	97,696	2,010
	Navient Corp.	123,387	1,974
	Arbor Realty Trust Inc.	117,331	1,927
	Columbia Banking System Inc.	63,923	1,927
	First Merchants Corp.	46,589	1,918
	Chimera Investment Corp.	191,979	1,881
	Piper Sandler Cos.	14,222	1,874
	International Bancshares Corp.	43,704	1,833
	Washington Federal Inc.	53,065	1,722
	WesBanco Inc.	49,352	1,681
*	Genworth Financial Inc. Class A	413,196	1,673
	Flagstar Bancorp Inc.	42,389	1,633
*	Axos Financial Inc.	42,071	1,626
	Banner Corp.	27,817	1,616
	Towne Bank	54,601	1,610
	First Financial Bancorp	75,253	1,579
	Seacoast Banking Corp. of Florida	44,673	1,530
	Sandy Spring Bancorp Inc.	35,894	1,520
[1]	Hilltop Holdings Inc.	50,509	1,516
	Two Harbors Investment Corp.	280,311	1,497
	Apollo Commercial Real Estate Finance Inc.	114,476	1,457

		Shares	Market Value ($000)
*	Texas Capital Bancshares Inc.	25,731	1,455
	Heartland Financial USA Inc.	32,877	1,454
	Park National Corp.	11,749	1,453
	Trustmark Corp.	49,950	1,453
*	Cannae Holdings Inc.	69,404	1,407
	Provident Financial Services Inc.	61,214	1,407
	Renasant Corp.	44,649	1,381
	Horace Mann Educators Corp.	34,096	1,380
	Hope Bancorp Inc.	94,448	1,377
	Lakeland Financial Corp.	18,625	1,344
*	PRA Group Inc.	35,292	1,306
	Enterprise Financial Services Corp.	28,142	1,303
*	LendingClub Corp.	82,521	1,297
	Bank of NT Butterfield & Son Ltd.	40,992	1,295
	Northwest Bancshares Inc.	99,904	1,288
	Eagle Bancorp Inc.	25,800	1,279
	Westamerica BanCorp.	21,211	1,277
	NBT Bancorp Inc.	34,486	1,275
	BancFirst Corp.	13,996	1,270
*	Encore Capital Group Inc.	20,141	1,231
	MFA Financial Inc. REIT	90,367	1,222
	Stewart Information Services Corp.	21,793	1,209
	PennyMac Financial Services Inc.	24,507	1,201
*	NMI Holdings Inc. Class A	64,249	1,196
	Nelnet Inc. Class A	13,819	1,170
	Veritex Holdings Inc.	33,400	1,151
	OFG Bancorp	40,232	1,140
	Argo Group International Holdings Ltd.	25,985	1,101
	Safety Insurance Group Inc.	11,779	1,094
	Capitol Federal Financial Inc.	106,458	1,081
	First Commonwealth Financial Corp.	77,018	1,079
	Ladder Capital Corp. Class A	92,639	1,071
	Moelis & Co. Class A	22,570	1,059
	First Bancorp (XNGS)	28,071	1,052
	FB Financial Corp.	24,931	1,048
	Berkshire Hills Bancorp Inc.	40,054	1,046
	PennyMac Mortgage Investment Trust	63,894	1,034
	Southside Bancshares Inc.	25,455	1,027
	TriCo Bancshares	22,655	1,027
	City Holding Co.	12,269	1,007
	ProAssurance Corp.	43,695	970
	First Busey Corp.	41,189	966
*	StoneX Group Inc.	12,762	958
	iStar Inc.	54,941	956
	National Bank Holdings Corp. Class A	23,463	956
	OceanFirst Financial Corp.	47,383	956
*	Customers Bancorp Inc.	23,028	951
	Redwood Trust Inc.	93,274	951
	Stock Yards Bancorp Inc.	16,062	948
	New York Mortgage Trust Inc.	311,166	943
	Employers Holdings Inc.	22,709	940
*	Enova International Inc.	29,498	932
	S&T Bancorp Inc.	31,588	929
	First Foundation Inc.	40,529	914
	B Riley Financial Inc.	16,611	903
*	Bancorp Inc.	42,891	893
	Brookline Bancorp Inc.	62,349	883
	Tompkins Financial Corp.	11,469	874

		Shares	Market Value ($000)
	Banc of California Inc.	44,737	861
	Dime Community Bancshares Inc.	27,306	858
	BGC Partners Inc. Class A	259,298	845
	ConnectOne Bancorp Inc.	30,307	835
	Ready Capital Corp.	54,657	802
	Premier Financial Corp.	29,313	796
	AMERISAFE Inc.	15,691	791
*	Nicolet Bankshares Inc.	9,853	787
	Federal Agricultural Mortgage Corp. Class C	7,483	786
	Broadmark Realty Capital Inc.	104,429	772
	Lakeland Bancorp Inc.	49,648	771
	German American Bancorp Inc.	20,142	766
	Preferred Bank	11,007	754
*,1	Marathon Digital Holdings Inc.	72,849	745
	QCR Holdings Inc.	13,399	743
	Heritage Financial Corp.	28,266	738
*	MoneyGram International Inc.	72,970	736
	Meta Financial Group Inc.	17,014	707
	Washington Trust Bancorp Inc.	13,982	702
	Ellington Financial Inc.	44,007	682
	James River Group Holdings Ltd.	25,422	650
	1st Source Corp.	13,808	649
	HomeStreet Inc.	15,964	644
	Goosehead Insurance Inc. Class A	12,426	643
	Horizon Bancorp Inc.	35,075	630
	Allegiance Bancshares Inc.	15,542	626
	Amerant Bancorp Inc.	21,204	625
	Univest Financial Corp.	23,598	625
	Brightspire Capital Inc. Class A	68,983	613
*	Metropolitan Bank Holding Corp.	7,751	599
	Peoples Bancorp Inc.	20,740	593
	KKR Real Estate Finance Trust Inc.	28,936	591
	Origin Bancorp Inc.	15,000	586
	Hanmi Financial Corp.	24,979	583
	ServisFirst Bancshares Inc.	6,884	574
	Cowen Inc. Class A	21,608	573
	United Fire Group Inc.	17,529	568
	ARMOUR Residential REIT Inc.	72,938	551
*	MBIA Inc.	39,347	551
	HarborOne Bancorp Inc.	38,396	549
	Heritage Commerce Corp.	47,876	549
	Flushing Financial Corp.	23,660	547
	Central Pacific Financial Corp.	22,439	542
	Community Trust Bancorp Inc.	12,776	537
	Camden National Corp.	11,769	521
	TPG RE Finance Trust Inc.	49,167	516
	First Mid Bancshares Inc.	13,630	513
*	World Acceptance Corp.	3,467	513
	Byline Bancorp Inc.	20,452	511
	First Bancorp Inc. (XNMS)	16,569	499
	TrustCo Bank Corp. NY	15,473	498
	Great Southern Bancorp Inc.	8,225	488
	Dynex Capital Inc.	29,854	487
	Peapack-Gladstone Financial Corp.	14,355	484
	Northfield Bancorp Inc.	36,112	480
	Granite Point Mortgage Trust Inc.	43,040	473
	Kearny Financial Corp.	37,911	470
	Diamond Hill Investment Group Inc.	2,503	468

		Shares	Market Value ($000)
	Cambridge Bancorp	5,592	467
	Franklin BSP Realty Trust Inc. REIT	30,105	466
	Midland States Bancorp Inc.	17,290	465
	Invesco Mortgage Capital Inc.	259,710	462
	Houlihan Lokey Inc. Class A	5,267	453
*	Blucora Inc.	25,169	445
	National Western Life Group Inc. Class A	2,120	443
	CBTX Inc.	15,169	431
*	Columbia Financial Inc.	20,445	425
	Mercantile Bank Corp.	12,754	422
	Bank of Marin Bancorp	12,711	418
	First Financial Corp.	9,237	415
*	SiriusPoint Ltd.	71,846	402
*	Ambac Financial Group Inc.	37,452	401
	Farmers National Banc Corp.	25,467	396
	Bank First Corp.	5,330	387
	First Community Bankshares Inc.	13,446	387
	Banco Latinoamericano de Comercio Exterior SA Class E	25,655	381
	Arrow Financial Corp.	11,411	378
	Hingham Institution for Savings	1,146	370
	Equity Bancshares Inc. Class A	11,219	365
	Financial Institutions Inc.	12,883	363
	Capstar Financial Holdings Inc.	17,067	356
	Republic Bancorp Inc. Class A	7,688	353
	Old Second Bancorp Inc.	23,064	352
	MidWestOne Financial Group Inc.	11,527	351
	First of Long Island Corp.	18,221	347
	Business First Bancshares Inc.	15,432	342
[1]	Orchid Island Capital Inc.	109,043	340
	CNB Financial Corp.	13,327	335
	Bar Harbor Bankshares	12,238	333
	Independent Bank Corp.	16,629	329
	HomeTrust Bancshares Inc.	12,104	325
	Mid Penn Bancorp Inc.	11,797	324
	HCI Group Inc.	4,743	322
	Alerus Financial Corp.	12,486	317
	MVB Financial Corp.	8,469	316
	Merchants Bancorp	12,245	312
*	EZCorp. Inc. Class A	40,950	310
*	Assetmark Financial Holdings Inc.	14,739	308
*	Carter Bankshares Inc.	20,837	308
	Capital City Bank Group Inc.	11,227	306
	Citizens & Northern Corp.	12,455	303
	American National Bankshares Inc.	8,452	301
	SmartFinancial Inc.	11,556	299
	First Internet Bancorp	7,716	298
	Peoples Financial Services Corp.	5,644	298
	First Financial Bankshares Inc.	7,203	297
	RLI Corp.	2,429	294
	Enact Holdings Inc.	11,866	289
	Southern Missouri Bancorp Inc.	6,166	288
	Universal Insurance Holdings Inc.	21,734	280
	Waterstone Financial Inc.	16,188	280
	West BanCorp. Inc.	10,905	278
	Oppenheimer Holdings Inc. Class A	7,671	274
	Primis Financial Corp.	20,120	272
	Enterprise Bancorp Inc.	7,722	261
*	CrossFirst Bankshares Inc.	19,354	260

		Shares	Market Value ($000)
*	Blue Foundry Bancorp	21,578	258
	Civista Bancshares Inc.	12,002	256
	Sierra Bancorp	11,695	253
	First Bancorp Inc. (XNGS)	8,305	251
	Summit Financial Group Inc.	9,126	250
	Guaranty Bancshares Inc.	6,677	243
	Amalgamated Financial Corp.	11,195	243
	Metrocity Bankshares Inc.	11,500	234
	PJT Partners Inc. Class A	3,034	230
	AFC Gamma Inc.	12,131	217
	RBB Bancorp	10,088	216
	Orrstown Financial Services Inc.	8,753	215
*	Bridgewater Bancshares Inc.	13,097	213
	Sculptor Capital Management Inc. Class A	17,696	213
	Blue Ridge Bankshares Inc.	13,880	211
	Home Bancorp Inc.	6,095	210
	South Plains Financial Inc.	8,468	209
	Tiptree Inc.	18,895	205
	PCSB Financial Corp.	10,426	204
	Macatawa Bank Corp.	21,680	201
	Northrim BanCorp Inc.	4,823	200
*	Oportun Financial Corp.	17,204	194
	Donegal Group Inc. Class A	11,855	192
	Regional Management Corp.	3,956	188
*	Ocwen Financial Corp.	6,559	184
*	Southern First Bancshares Inc.	4,047	183
	Provident Bancorp Inc.	12,168	183
	Red River Bancshares Inc.	3,562	183
	Great Ajax Corp.	17,195	181
	First Bank	12,540	179
	WisdomTree Investments Inc.	29,880	178
	FS Bancorp Inc.	5,827	176
*	Greenlight Capital Re Ltd. Class A	21,642	169
	Five Star Bancorp	6,221	162
	Luther Burbank Corp.	11,700	160
	Capital Bancorp Inc.	6,626	155
*	eHealth Inc.	13,935	146
	Investors Title Co.	880	146
*	Republic First Bancorp Inc.	35,556	144
	HBT Financial Inc.	8,308	144
*	Maiden Holdings Ltd.	55,982	137
*	Citizens Inc. Class A	39,696	132
	Angel Oak Mortgage Inc.	8,445	129
	Fidelity D&D Bancorp Inc.	3,194	126
*	NI Holdings Inc.	6,799	114
	Crawford & Co. Class A	13,414	110
*	Coastal Financial Corp.	2,650	105
*	Pioneer Bancorp Inc.	9,899	100
*	Trean Insurance Group Inc.	14,016	100
*	MetroMile Inc.	88,098	93
*	Triumph Bancorp Inc.	1,250	91
	Chicago Atlantic Real Estate Finance Inc.	4,647	79
*	Velocity Financial LLC	7,082	78
*	Third Coast Bancshares Inc.	3,137	78
	Heritage Insurance Holdings Inc.	18,600	68
	Associated Capital Group Inc. Class A	1,337	53
*	Finance of America Cos. Inc. Class A	14,628	35
	GCM Grosvenor Inc. Class A	3,744	31

		Shares	Market Value ($000)
	United Insurance Holdings Corp.	16,129	28
	Home Point Capital Inc.	6,054	24
	Value Line Inc.	44	3
	Citizens Financial Group Inc.	2	—
			273,766
Health Care (7.5%)
*	Tenet Healthcare Corp.	76,276	4,936
*	Option Care Health Inc.	129,554	3,933
*	Lantheus Holdings Inc.	46,894	3,213
*	Prestige Consumer Healthcare Inc.	40,857	2,281
*	Biohaven Pharmaceutical Holding Co. Ltd.	14,963	2,151
*	Integer Holdings Corp.	26,797	2,138
	Patterson Cos. Inc.	52,117	1,646
*	Evolent Health Inc. Class A	51,803	1,457
*	Emergent BioSolutions Inc.	39,757	1,310
*	Myriad Genetics Inc.	64,557	1,242
*	BioCryst Pharmaceuticals Inc.	132,784	1,236
*	Turning Point Therapeutics Inc.	33,741	1,193
*	Avanos Medical Inc.	39,045	1,120
*	Multiplan Corp.	223,380	1,117
*	Supernus Pharmaceuticals Inc.	39,914	1,112
*	AdaptHealth Corp. Class A	58,185	1,047
*	Travere Thrapeutics Inc.	44,774	1,044
*	Veracyte Inc.	56,445	992
*	OPKO Health Inc.	325,792	977
*	Ligand Pharmaceuticals Inc.	10,840	964
*	ChemoCentryx Inc.	40,951	912
*	Natus Medical Inc.	27,628	906
*	Agios Pharmaceuticals Inc.	45,237	881
*	Brookdale Senior Living Inc.	151,381	863
*	Meridian Bioscience Inc.	30,891	849
*	Haemonetics Corp.	13,092	828
*	NextGen Healthcare Inc.	45,650	827
*	Fulgent Genetics Inc.	14,882	811
*	Amphastar Pharmaceuticals Inc.	21,046	782
*	IVERIC bio Inc.	74,625	779
*	MannKind Corp.	181,655	759
	National HealthCare Corp.	10,244	720
*	REVOLUTION Medicines Inc.	42,044	714
*	Arcus Biosciences Inc.	36,516	692
*	Kura Oncology Inc.	52,191	687
*	ModivCare Inc.	6,804	649
*	Varex Imaging Corp.	27,150	626
*	Krystal Biotech Inc.	10,577	623
*	Addus HomeCare Corp.	7,293	609
*	Vaxcyte Inc.	25,220	605
*	AngioDynamics Inc.	30,762	604
*	LivaNova plc	8,523	580
*	Catalyst Pharmaceuticals Inc.	80,183	577
*	American Well Corp. Class A	152,702	577
*	Enanta Pharmaceuticals Inc.	14,332	572
*	MEDNAX Inc.	29,149	563
*	Prometheus Biosciences Inc.	21,247	554
	Healthcare Services Group Inc.	29,246	502
*	Syndax Pharmaceuticals Inc.	30,430	502
*	Chinook Therapeutics Inc.	32,396	492
*	Pacific Biosciences of California Inc.	86,683	488
*	Tivity Health Inc.	14,859	481

		Shares	Market Value ($000)
*	Innoviva Inc.	30,866	468
*	Invitae Corp.	121,060	444
*	Vanda Pharmaceuticals Inc.	44,997	442
*	Orthofix Medical Inc.	15,523	427
*	HealthStream Inc.	20,861	425
*	Arcutis Biotherapeutics Inc.	19,928	416
*	UFP Technologies Inc.	5,197	397
*	Atea Pharmaceuticals Inc.	48,640	383
*	Computer Programs and Systems Inc.	11,620	371
*	Gossamer Bio Inc.	51,572	364
	Owens & Minor Inc.	10,435	364
*	Avidity Biosciences Inc.	25,693	358
*	Atara Biotherapeutics Inc.	64,867	337
*	Arcturus Therapeutics Holdings Inc.	16,924	336
*	Geron Corp. (XNGS)	242,587	335
*	REGENXBIO Inc.	15,536	327
*	Inovio Pharmaceuticals Inc.	170,891	320
*	NGM Biopharmaceuticals Inc.	22,844	316
*	Cara Therapeutics Inc.	36,653	305
*	AnaptysBio Inc.	15,865	301
*	ImmunoGen Inc.	81,450	298
*	iTeos Therapeutics Inc.	16,539	289
*	Merit Medical Systems Inc.	4,523	278
*	ANI Pharmaceuticals Inc.	9,053	274
*	Anika Therapeutics Inc.	11,937	259
*	Allogene Therapeutics Inc.	32,504	258
*	OraSure Technologies Inc.	59,017	245
*	Adicet Bio Inc.	20,617	244
*	Athira Pharma Inc.	25,865	235
*	2seventy bio Inc.	18,730	232
*	Eagle Pharmaceuticals Inc.	4,950	231
*	Ideaya Biosciences Inc.	19,956	222
	Utah Medical Products Inc.	2,438	210
*	Lyell Immunopharma Inc.	50,349	208
*	Cullinan Oncology Inc.	19,382	207
*	Praxis Precision Medicines Inc.	24,598	204
*	EyePoint Pharmaceuticals Inc.	19,951	193
*	Bridgebio Pharma Inc.	27,985	191
*	Provention Bio Inc.	45,931	189
*	MeiraGTx Holdings plc	22,334	187
*,1	Recursion Pharmaceuticals Inc. Class A	30,372	186
*	Celldex Therapeutics Inc.	7,864	185
*	Prothena Corp. plc	6,708	183
*	ImmunityBio Inc.	48,662	183
*	Cytokinetics Inc.	4,552	182
*	Seer Inc. Class A	20,464	182
*	Verve Therapeutics Inc.	11,908	181
*	Eiger BioPharmaceuticals Inc.	25,500	177
*	Bluebird Bio Inc.	54,116	173
*	Foghorn Therapeutics Inc.	13,370	172
*	Blueprint Medicines Corp.	3,041	167
*	Altimmune Inc.	32,463	164
*	Nkarta Inc.	11,228	162
*,1	LifeStance Health Group Inc.	21,575	161
*	Fulcrum Therapeutics Inc.	22,139	158
*	MaxCyte Inc.	34,071	157
*	Kezar Life Sciences Inc.	30,951	156
*	Kinnate Biopharma Inc.	19,492	155

		Shares	Market Value ($000)
*	Arbutus Biopharma Corp.	63,403	154
*	Forma Therapeutics Holdings Inc.	27,074	154
*	4D Molecular Therapeutics Inc.	20,108	153
*	Cytek Biosciences Inc.	15,416	150
*	Sutro Biopharma Inc.	32,355	141
*	Caribou Biosciences Inc.	16,986	141
*	Neogen Corp.	5,282	140
*	Viking Therapeutics Inc.	62,446	139
*	Instil Bio Inc.	23,159	139
*	Viemed Healthcare Inc.	23,690	136
*	Cymabay Therapeutics Inc.	68,098	133
*	Rhythm Pharmaceuticals Inc.	36,802	127
*	Lineage Cell Therapeutics Inc.	101,111	126
*	Erasca Inc.	21,673	117
*	MiMedx Group Inc.	29,370	115
*	Dyne Therapeutics Inc.	23,910	115
*	Imago Biosciences Inc.	7,045	114
*	Design Therapeutics Inc.	8,923	111
*	Replimune Group Inc.	7,285	106
*	Standard Bio Tools Inc.	54,846	104
*	SeaSpine Holdings Corp.	12,487	103
*	Bright Health Group Inc.	60,415	103
*	Jounce Therapeutics Inc.	26,250	102
*	Personalis Inc.	25,728	102
*	Kronos Bio Inc.	27,348	102
*	Endo International plc	188,703	100
*	Relay Therapeutics Inc.	6,113	100
*	Cogent Biosciences Inc.	21,151	97
*	Kiniksa Pharmaceuticals Ltd. Class A	12,570	96
*	Immunic Inc.	15,310	95
*,1	Citius Pharmaceuticals Inc.	97,116	91
*	Rallybio Corp.	6,646	90
*	CorMedix Inc.	27,322	89
*	Crinetics Pharmaceuticals Inc.	5,214	87
*	Atossa Therapeutics Inc.	86,471	84
*	Reata Pharmaceuticals Inc. Class A	2,860	81
*	XOMA Corp.	4,452	81
*	Ikena Oncology Inc.	20,467	80
*,1	Annexon Inc.	24,833	78
*	Monte Rosa Therapeutics Inc.	9,922	77
*	Janux Therapeutics Inc.	6,723	75
*	ORIC Pharmaceuticals Inc.	21,767	73
*	Vera Therapeutics Inc. Class A	4,996	73
*	Artivion Inc.	3,607	71
*	Nuvation Bio Inc.	20,150	71
*	DarioHealth Corp.	10,733	71
*	Gritstone bio Inc.	34,159	69
*	Community Health Systems Inc.	12,856	67
*	Selecta Biosciences Inc.	75,250	66
	XBiotech Inc.	12,041	66
*	Absci Corp.	17,951	66
*	Tenaya Therapeutics Inc.	9,812	66
*	Albireo Pharma Inc.	3,192	64
*	SQZ Biotechnologies Co.	18,122	64
*	DICE Therapeutics Inc.	4,684	64
*	Cincor Pharma Inc.	4,095	64
*,1	Adverum Biotechnologies Inc.	69,072	62
*,1	G1 Therapeutics Inc.	12,839	62

		Shares	Market Value ($000)
*	Bioventus Inc. Class A	6,324	62
*	Ventyx Biosciences Inc.	3,517	62
*	Akouos Inc.	19,116	60
*	Nuvalent Inc. Class A	6,793	60
*	Lexicon Pharmaceuticals Inc.	33,279	59
*	FibroGen Inc.	5,905	58
*	Vor BioPharma Inc.	13,897	58
*	Deciphera Pharmaceuticals Inc.	5,224	57
*	TCR2 Therapeutics Inc.	24,671	57
*	Silverback Therapeutics Inc.	16,335	57
*	Adagio Therapeutics Inc.	19,291	57
*	Mersana Therapeutics Inc.	16,763	56
*	Akero Therapeutics Inc.	6,468	56
*	KemPharm Inc.	12,128	56
*	Passage Bio Inc.	29,522	53
*	Immunovant Inc.	12,483	53
*	Oncternal Therapeutics Inc.	35,224	52
*,1	Sorrento Therapeutics Inc.	31,547	52
*	Poseida Therapeutics Inc.	22,913	52
*	Surface Oncology Inc.	28,012	52
*	Aerovate Therapeutics Inc.	4,246	52
*	Icosavax Inc.	7,670	52
*	Aeglea BioTherapeutics Inc.	32,180	51
*	Century Therapeutics Inc.	5,878	51
*,1	Asensus Surgical Inc.	128,849	50
*	Homology Medicines Inc.	33,374	49
*	Talaris Therapeutics Inc.	5,682	49
*	Singular Genomics Systems Inc.	14,872	48
*	Viracta Therapeutics Inc.	22,595	48
*	NanoString Technologies Inc.	2,888	45
*	Day One Biopharmaceuticals Inc.	7,186	45
*,1	Inozyme Pharma Inc.	11,532	43
*	PROCEPT BioRobotics Corp.	1,092	43
*	iBio Inc.	171,873	41
*	Cardiff Oncology Inc.	30,310	41
*	Portage Biotech Inc.	4,015	40
*	VBI Vaccines Inc.	41,416	38
*	Sight Sciences Inc.	4,465	38
*	Acumen Pharmaceuticals Inc.	10,621	38
*	Avid Bioservices Inc.	2,772	37
*	Mustang Bio Inc.	56,881	37
*	Sangamo Therapeutics Inc.	9,737	36
*	Alphatec Holdings Inc.	4,518	35
*	Theravance Biopharma Inc.	3,996	35
*	Atreca Inc. Class A	20,685	35
*	Oyster Point Pharma Inc.	8,368	33
*	Vaxart Inc.	8,851	32
*,1	Sensei Biotherapeutics Inc.	16,656	32
*	Aura Biosciences Inc.	1,836	32
*	Akebia Therapeutics Inc.	82,929	31
*	Chimerix Inc.	16,439	31
*	Castle Biosciences Inc.	1,383	31
*	Black Diamond Therapeutics Inc.	18,146	31
*	Olema Pharmaceuticals Inc.	10,962	31
*	Bolt Biotherapeutics Inc.	18,205	31
*	Arcellx Inc.	2,592	31
*	RxSight Inc.	2,214	30
*	Immuneering Corp. Class A	6,762	30

		Shares	Market Value ($000)
*,1	Avrobio Inc.	29,974	29
*	Exagen Inc.	5,902	29
*	VistaGen Therapeutics Inc.	24,798	29
*	Paragon 28 Inc.	1,623	29
*	Oncocyte Corp.	25,866	28
*,1	Frequency Therapeutics Inc.	25,457	28
*	Mirum Pharmaceuticals Inc.	1,188	28
*	Solid Biosciences Inc.	47,749	27
*,1	Trevena Inc.	86,163	27
*	Werewolf Therapeutics Inc.	7,015	27
*	Tyra Biosciences Inc.	3,995	27
*	Amylyx Pharmaceuticals Inc.	3,032	27
[1]	Tonix Pharmaceuticals Holding Corp.	11,238	27
*	Cue Health Inc.	4,918	26
*	Theseus Pharmaceuticals Inc.	3,873	26
*	Invacare Corp.	26,760	25
*	Convey Health Solutions Holdings Inc.	3,952	24
*	Graphite Bio Inc.	10,105	24
*	Rapid Micro Biosystems Inc. Class A	4,829	24
*,1	UroGen Pharma Ltd.	4,264	23
*	89bio Inc.	7,763	23
*	Nurix Therapeutics Inc.	2,217	22
*	Neoleukin Therapeutics Inc.	21,481	21
*	Tarsus Pharmaceuticals Inc.	1,530	21
*	Entrada Therapeutics Inc.	3,060	21
*	Syros Pharmaceuticals Inc.	23,640	19
*	Oncorus Inc.	16,264	19
*	Sana Biotechnology Inc.	3,668	19
*	Gemini Therapeutics Inc.	14,656	19
*	Scholar Rock Holding Corp.	3,515	18
*	Alpha Teknova Inc.	2,312	18
*	AirSculpt Technologies Inc.	1,902	17
*	Harvard Bioscience Inc.	4,009	15
*	Omega Therapeutics Inc.	6,813	15
*	Athenex Inc.	28,364	14
*	Thorne HealthTech Inc.	2,325	14
*	MacroGenics Inc.	3,747	13
*	Precigen Inc.	9,672	13
*	Clene Inc.	6,024	13
*	Finch Therapeutics Group Inc.	5,322	13
*	Cyteir Therapeutics Inc.	6,861	13
*	Ardelyx Inc.	18,246	12
*	CytomX Therapeutics Inc.	7,703	12
*	Generation Bio Co.	2,156	12
*	Talis Biomedical Corp.	11,462	12
*	Shattuck Labs Inc.	3,809	11
*	Spruce Biosciences Inc.	6,921	11
*	CVRx Inc.	1,713	11
*	Vigil Neuroscience Inc.	3,670	11
*	Hookipa Pharma Inc.	6,027	10
*	NexImmune Inc.	4,237	10
*,1	Impel Neuropharma Inc.	1,391	10
*	Rain Therapeutics Inc.	4,263	10
*	Codex DNA Inc.	2,599	10
*,1	CEL–SCI Corp.	2,475	9
*	Pliant Therapeutics Inc.	1,598	9
*	Eliem Therapeutics Inc.	2,282	9
*	Pyxis Oncology Inc.	3,635	9

		Shares	Market Value ($000)
*	Taysha Gene Therapies Inc.	3,050	8
*	Sigilon Therapeutics Inc.	10,391	8
*	IsoPlexis Corp.	3,930	8
*	Xilio Therapeutics Inc.	2,583	8
*	Curis Inc.	8,883	7
*	Terns Pharmaceuticals Inc.	3,773	7
*	Neuronetics Inc.	2,061	6
*	Sientra Inc.	5,739	6
*	Reneo Pharmaceuticals Inc.	2,689	6
*,1	Athersys Inc.	22,372	5
*	NantHealth Inc.	9,259	5
*	Applied Therapeutics Inc.	3,481	5
*	Infinity Pharmaceuticals Inc.	7,291	5
*	Lucid Diagnostics Inc.	2,538	5
*	An2 Therapeutics Inc.	305	5
	Pepgen Inc.	488	5
*,1	Kala Pharmaceuticals Inc.	12,797	4
*	Magenta Therapeutics Inc.	3,756	4
*	Forian Inc.	1,317	4
	HilleVax Inc.	268	3
*,1	Brooklyn ImmunoTherapeutics Inc.	2,958	2
*	Sera Prognostics Inc. Class A	1,619	2
*,2	PDL BioPharma Inc.	270	—
			81,366
Industrials (14.2%)
	EMCOR Group Inc.	39,169	4,137
*	WESCO International Inc.	29,838	3,747
	Triton International Ltd.	54,542	3,478
*	Fluor Corp.	115,768	3,268
	GATX Corp.	28,851	3,114
	Matson Inc.	33,864	3,044
*	API Group Corp.	164,471	2,870
	Korn Ferry	43,990	2,704
	ABM Industries Inc.	54,994	2,659
*	Summit Materials Inc. Class A	96,711	2,641
	HB Fuller Co.	35,356	2,513
*	Resideo Technologies Inc.	103,911	2,454
	Otter Tail Corp.	33,534	2,193
	ManTech International Corp. Class A	22,363	2,139
*	Chart Industries Inc.	11,907	2,094
	Altra Industrial Motion Corp.	52,875	2,073
	Belden Inc.	35,985	2,072
	EnerSys	30,050	2,035
	Encore Wire Corp.	16,093	2,012
	UniFirst Corp.	12,285	2,008
*	Hub Group Inc. Class A	26,931	1,965
	Moog Inc. Class A	23,604	1,921
	Kennametal Inc.	68,129	1,890
	Brady Corp. Class A	38,402	1,863
	Werner Enterprises Inc.	43,626	1,770
	Maxar Technologies Inc.	58,906	1,759
*	GMS Inc.	34,861	1,736
*	Veritiv Corp.	11,715	1,703
	Albany International Corp. Class A	20,077	1,695
*	Atlas Air Worldwide Holdings Inc.	23,470	1,636
*	CBIZ Inc.	39,735	1,628
	EnPro Industries Inc.	16,781	1,607
	Trinity Industries Inc.	63,045	1,567

		Shares	Market Value ($000)
	ArcBest Corp.	20,656	1,562
	ICF International Inc.	15,015	1,535
*	Air Transport Services Group Inc.	48,211	1,457
	Mueller Water Products Inc. Class A	118,505	1,414
	Barnes Group Inc.	38,750	1,396
	Griffon Corp.	42,182	1,353
	Zurn Water Solutions Corp.	46,693	1,346
*	AAR Corp.	27,785	1,340
	Scorpio Tankers Inc.	39,884	1,318
	Watts Water Technologies Inc. Class A	9,906	1,296
	ESCO Technologies Inc.	19,144	1,260
*	CoreCivic Inc.	97,500	1,255
	Granite Construction Inc.	37,603	1,228
*	Green Dot Corp. Class A	39,543	1,140
	Greif Inc. Class A	19,122	1,137
	SFL Corp. Ltd.	100,926	1,135
	Hillenbrand Inc.	26,925	1,127
*	Allegheny Technologies Inc.	40,792	1,122
*	Kratos Defense & Security Solutions Inc.	77,406	1,116
	Greenbrier Cos. Inc.	25,941	1,079
	Textainer Group Holdings Ltd.	33,105	1,074
	Primoris Services Corp.	43,536	1,057
*	OSI Systems Inc.	12,186	1,023
*	NV5 Global Inc.	8,197	1,010
	TriMas Corp.	35,496	1,000
*,1	Frontline Ltd.	100,083	969
*	Huron Consulting Group Inc.	15,804	947
*	Proto Labs Inc.	19,070	919
	Standex International Corp.	9,743	907
	International Seaways Inc.	37,264	899
	AZZ Inc.	19,874	890
	Astec Industries Inc.	18,415	861
	Marten Transport Ltd.	48,354	849
	Mesa Laboratories Inc.	4,044	846
*	JELD-WEN Holding Inc.	44,693	842
	Apogee Enterprises Inc.	19,928	829
	Deluxe Corp.	34,557	827
	Kaman Corp.	22,658	820
*	Gibraltar Industries Inc.	18,978	793
*	Triumph Group Inc.	51,834	793
*	Great Lakes Dredge & Dock Corp.	52,759	776
	Columbus McKinnon Corp.	22,926	774
*	Conduent Inc.	136,989	726
*	Beacon Roofing Supply Inc.	11,446	703
*	Donnelley Financial Solutions Inc.	22,593	703
*	American Woodmark Corp.	13,481	702
	DHT Holdings Inc.	115,920	691
	Genco Shipping & Trading Ltd.	26,412	667
*	Titan International Inc.	35,466	646
*	TrueBlue Inc.	28,661	631
	Costamare Inc.	42,579	605
	Insteel Industries Inc.	13,965	578
	Wabash National Corp.	37,544	576
	Kelly Services Inc. Class A	28,762	574
	Quanex Building Products Corp.	27,371	557
	Heartland Express Inc.	38,949	556
	Eagle Bulk Shipping Inc.	7,349	538
*	Aerojet Rocketdyne Holdings Inc.	12,539	511

		Shares	Market Value ($000)
	McGrath RentCorp.	6,177	508
*	BrightView Holdings Inc.	38,827	505
*	PGT Innovations Inc.	24,929	501
*	Repay Holdings Corp. Class A	39,849	496
	Argan Inc.	12,267	491
	Resources Connection Inc.	25,512	471
	Barrett Business Services Inc.	6,149	460
*	Cross Country Healthcare Inc.	25,650	453
	Gorman-Rupp Co.	15,195	453
*	Sterling Construction Co. Inc.	18,302	450
*	DXP Enterprises Inc.	14,315	439
*	Modine Manufacturing Co.	36,711	434
*	Thermon Group Holdings Inc.	27,041	426
*	Titan Machinery Inc.	15,956	421
*	ASGN Inc.	4,389	418
*	Dycom Industries Inc.	4,398	410
*	Ducommun Inc.	8,940	408
*	Teekay Tankers Ltd. Class A	19,119	395
	Ennis Inc.	20,950	380
*	Manitowoc Co. Inc.	28,243	368
	Myers Industries Inc.	15,456	368
	Pactiv Evergreen Inc.	35,779	368
	Chase Corp.	4,529	366
	Dorian LPG Ltd.	21,291	362
*,1	Workhorse Group Inc.	112,711	348
*	Tutor Perini Corp.	34,160	346
	VSE Corp.	8,724	339
*	Itron Inc.	6,486	335
*	Vivint Smart Home Inc.	56,290	335
*	Vectrus Inc.	9,240	331
	Cass Information Systems Inc.	9,379	320
*	Ranpak Holdings Corp. Class A	25,588	319
*	Vishay Precision Group Inc.	10,322	314
*	MYR Group Inc.	3,342	306
	Heidrick & Struggles International Inc.	8,836	305
	Kronos Worldwide Inc.	16,000	305
*	Meritor Inc.	8,411	304
	REV Group Inc.	24,408	299
*	SPX Corp.	5,918	298
	Hyster-Yale Materials Handling Inc.	8,004	296
[1]	Nordic American Tankers Ltd.	140,267	288
	National Presto Industries Inc.	4,212	285
*	Hyliion Holdings Corp.	75,737	275
*	Advantage Solutions Inc.	63,120	271
	Safe Bulkers Inc.	50,822	242
*,1	Ideanomics Inc.	399,384	240
*	FARO Technologies Inc.	7,288	235
	Covenant Logistics Group Inc. Class A	9,780	222
*	Astronics Corp.	20,476	215
	Luxfer Holdings plc	12,708	212
	Miller Industries Inc.	8,458	209
*	Radiant Logistics Inc.	31,184	207
*	Babcock & Wilcox Enterprises Inc.	31,357	205
	Powell Industries Inc.	7,262	195
*	Custom Truck One Source Inc.	32,743	195
	Park Aerospace Corp.	15,596	190
*	Teekay Corp.	55,741	188
*	Acacia Research Corp.	38,955	186

		Shares	Market Value ($000)
	United States Lime & Minerals Inc.	1,550	184
*	CS Disco Inc.	7,109	177
*	Aersale Corp.	12,707	176
	Greif Inc. Class B	2,862	169
	Caesarstone Ltd.	18,177	166
*	CECO Environmental Corp.	24,630	154
*	Flywire Corp.	7,670	148
*	Hireright Holdings Corp.	9,961	147
	Preformed Line Products Co.	2,361	146
*	Yellow Corp.	38,112	144
*	Sterling Check Corp.	7,644	142
*	PAM Transportation Services Inc.	4,864	135
*	Infrastructure and Energy Alternatives Inc.	13,973	114
*	Concrete Pumping Holdings Inc.	20,516	111
	Alamo Group Inc.	930	109
*	Commercial Vehicle Group Inc.	16,067	108
*	Desktop Metal Inc. Class A	52,669	108
	Park-Ohio Holdings Corp.	6,771	106
	Lindsay Corp.	831	105
*,1	View Inc.	76,539	97
*	Mistras Group Inc.	16,229	94
*	INNOVATE Corp.	37,852	92
*	Blue Bird Corp.	7,037	86
*	Willis Lease Finance Corp.	2,195	82
	Cadre Holdings Inc.	3,156	80
*	Atlas Technical Consultants Inc.	9,488	78
	CRA International Inc.	894	77
*	First Advantage Corp.	4,503	66
*	US Xpress Enterprises Inc. Class A	22,015	65
*	Mayville Engineering Co. Inc.	7,211	65
*	StarTek Inc.	13,392	48
*	Willdan Group Inc.	1,773	47
*	Target Hospitality Corp.	6,276	40
	Universal Logistics Holdings Inc.	1,198	33
*	AvidXchange Holdings Inc.	3,288	29
*	Rekor Systems Inc.	9,369	25
*	Team Inc.	20,977	25
	Allied Motion Technologies Inc.	769	19
*	Remitly Global Inc.	1,606	18
*	AgEagle Aerial Systems Inc.	19,186	15
	Hirequest Inc.	644	10
			154,631
Other (0.0%)[3]
[2]	Contra Zogenix Inc.	43,508	30
*,2	Aduro Biotech Inc. CVR	724	—
*,2	Ferroglobe Unit	19,424	—
			30
Real Estate (11.8%)
	STAG Industrial Inc.	146,157	4,867
	Independence Realty Trust Inc.	180,273	4,238
	Agree Realty Corp.	57,317	3,988
	Kite Realty Group Trust	176,909	3,708
	Terreno Realty Corp.	60,037	3,645
	Healthcare Realty Trust Inc.	120,467	3,502
	Physicians Realty Trust	179,596	3,332
	Apple Hospitality REIT Inc.	174,964	2,924
	PotlatchDeltic Corp.	53,811	2,823

		Shares	Market Value ($000)
	Phillips Edison & Co. Inc.	81,509	2,750
	Broadstone Net Lease Inc.	128,339	2,714
	LXP Industrial Trust	227,814	2,634
	Sabra Health Care REIT Inc.	186,678	2,621
	Corporate Office Properties Trust	91,943	2,541
*	Equity Commonwealth	88,951	2,424
	Pebblebrook Hotel Trust	106,212	2,391
*	Digitalbridge Group Inc.	397,019	2,390
	Essential Properties Realty Trust Inc.	98,567	2,255
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	58,760	2,237
	SITE Centers Corp.	141,356	2,222
*	Sunstone Hotel Investors Inc.	177,410	2,124
	National Health Investors Inc.	35,663	2,109
	Macerich Co.	174,958	2,056
	Kennedy-Wilson Holdings Inc.	96,768	2,038
	Outfront Media Inc.	95,172	1,963
	RLJ Lodging Trust	135,468	1,819
	Uniti Group Inc.	159,901	1,813
	Urban Edge Properties	94,142	1,775
*	DiamondRock Hospitality Co.	171,347	1,763
	Retail Opportunity Investments Corp.	96,961	1,752
	Four Corners Property Trust Inc.	62,996	1,737
*	Xenia Hotels & Resorts Inc.	93,244	1,715
	Washington REIT	69,070	1,678
	Brandywine Realty Trust	138,621	1,546
	Piedmont Office Realty Trust Inc. Class A	101,102	1,490
	CareTrust REIT Inc.	79,248	1,468
	Acadia Realty Trust	70,972	1,395
	American Assets Trust Inc.	40,770	1,390
	Easterly Government Properties Inc. Class A	70,723	1,388
	Paramount Group Inc.	152,709	1,384
	Innovative Industrial Properties Inc.	9,934	1,322
	Global Net Lease Inc.	85,105	1,231
	LTC Properties Inc.	31,687	1,228
*	Alexander & Baldwin Inc.	59,096	1,206
*	Realogy Holdings Corp.	94,121	1,165
*	Veris Residential Inc.	71,876	1,156
	NexPoint Residential Trust Inc.	14,610	1,074
	Preferred Apartment Communities Inc. Class A	42,759	1,066
[1]	Tanger Factory Outlet Centers Inc.	60,404	1,058
	Centerspace	11,672	969
	Empire State Realty Trust Inc. Class A	117,364	939
	Getty Realty Corp.	33,134	926
*	Radius Global Infrastructure Inc. Class A (XNMS)	58,557	872
	Service Properties Trust	135,288	856
	Office Properties Income Trust	39,181	835
	RPT Realty	67,543	822
	Industrial Logistics Properties Trust	53,125	811
*	Apartment Investment and Management Co. Class A	123,992	779
	Necessity Retail REIT Inc.	95,753	764
	Armada Hoffler Properties Inc.	54,047	745
*	Summit Hotel Properties Inc.	84,318	737
	Marcus & Millichap Inc.	17,227	721
*	GEO Group Inc.	96,631	687
	NETSTREIT Corp.	32,450	682
	Global Medical REIT Inc.	49,037	637
	Ares Commercial Real Estate Corp.	35,888	528
	Plymouth Industrial REIT Inc.	25,478	517

		Shares	Market Value ($000)
*	Chatham Lodging Trust	39,432	502
	City Office REIT Inc.	34,974	488
	PS Business Parks Inc.	2,519	473
	Whitestone REIT	37,363	459
	Gladstone Commercial Corp.	22,149	449
	Diversified Healthcare Trust	194,206	441
	Urstadt Biddle Properties Inc. Class A	24,443	430
	Franklin Street Properties Corp.	82,172	371
	RE/MAX Holdings Inc. Class A	15,231	370
	One Liberty Properties Inc.	13,282	364
	Farmland Partners Inc.	23,285	350
	RMR Group Inc. Class A	11,362	341
*	FRP Holdings Inc.	5,561	334
*	Ryman Hospitality Properties Inc.	3,483	311
	CTO Realty Growth Inc.	4,706	310
*	Tejon Ranch Co.	17,368	295
	Douglas Elliman Inc.	49,699	286
*	Hersha Hospitality Trust Class A	25,907	284
	Gladstone Land Corp.	10,560	283
	Braemar Hotels & Resorts Inc.	46,498	270
	Community Healthcare Trust Inc.	6,956	262
	Safehold Inc.	5,499	247
*	Seritage Growth Properties Class A	30,139	242
	Postal Realty Trust Inc. Class A	13,841	220
	BRT Apartments Corp.	9,303	213
*	Forestar Group Inc.	10,171	169
	CatchMark Timber Trust Inc. Class A	11,447	135
	UMH Properties Inc.	5,009	99
*	Ashford Hospitality Trust Inc.	13,617	77
	Indus Realty Trust Inc.	1,184	74
	Universal Health Realty Income Trust	808	43
	Saul Centers Inc.	749	37
	Clipper Realty Inc.	1,109	9
			128,180
Technology (4.4%)
*	Verint Systems Inc.	52,500	2,680
*	Sanmina Corp.	51,237	2,249
*	Rambus Inc.	88,658	2,225
*	Onto Innovation Inc.	27,220	2,188
*	NetScout Systems Inc.	57,053	1,959
	Vishay Intertechnology Inc.	93,850	1,918
*	Super Micro Computer Inc.	36,253	1,815
*	Insight Enterprises Inc.	18,345	1,813
*	Covetrus Inc.	84,589	1,761
*	Allscripts Healthcare Solutions Inc.	99,125	1,694
	Xperi Holding Corp.	86,089	1,417
*	LiveRamp Holdings Inc.	53,945	1,381
	Methode Electronics Inc.	30,104	1,356
	Amkor Technology Inc.	66,206	1,353
*	E2open Parent Holdings Inc.	162,257	1,311
*	ePlus Inc.	21,733	1,233
*	TTM Technologies Inc.	84,861	1,213
*	Photronics Inc.	48,727	1,059
*	Ping Identity Holding Corp.	49,649	938
*	Veeco Instruments Inc.	40,673	872
	CSG Systems International Inc.	13,911	865
*	Parsons Corp.	21,608	844
	CTS Corp.	20,252	824

		Shares	Market Value ($000)
*	ScanSource Inc.	20,573	797
	Benchmark Electronics Inc.	28,620	729
	KBR Inc.	14,389	716
*	NeoPhotonics Corp.	42,701	658
	Ebix Inc.	21,698	632
*	Diodes Inc.	8,097	624
*	PDF Solutions Inc.	24,501	586
*	Rogers Corp.	1,887	501
	PC Connection Inc.	9,133	408
*	II-VI Inc.	6,181	386
*	Limelight Networks Inc.	102,715	372
*	Fabrinet	4,288	372
*	Kimball Electronics Inc.	18,918	360
*	FormFactor Inc.	7,786	320
*	Aeva Technologies Inc.	84,734	275
*	TrueCar Inc.	77,561	258
*	Ichor Holdings Ltd.	7,919	239
*	Plexus Corp.	2,590	220
*	AXT Inc.	32,343	189
*,1	Cleanspark Inc.	31,990	188
*	Envestnet Inc.	2,771	185
*	Cohu Inc.	5,072	154
*	GTY Technologies Holdings Inc.	25,608	152
*	Xometry Inc. Class A	4,483	152
*	Alpha & Omega Semiconductor Ltd.	3,222	142
*	Unisys Corp.	11,138	133
*	Yelp Inc. Class A	4,353	128
	A10 Networks Inc.	7,958	123
*	Rackspace Technology Inc.	12,185	112
*	Smith Micro Software Inc.	41,857	110
*	comScore Inc.	56,419	109
*	DigitalOcean Holdings Inc.	2,232	109
*	Asana Inc. Class A	4,756	103
*	Daktronics Inc.	29,234	98
*	GAN Ltd.	28,784	97
*	ChannelAdvisor Corp.	6,937	95
*	3D Systems Corp.	8,759	95
*	SecureWorks Corp. Class A	7,971	95
	American Software Inc. Class A	5,491	94
*	ON24 Inc.	7,755	94
*	Agilysys Inc.	2,254	92
*	Quantum Corp.	46,637	89
*	EMCORE Corp.	24,694	81
*	eGain Corp.	8,737	80
*	MeridianLink Inc.	4,375	78
*	EngageSmart Inc.	3,131	66
*	Couchbase Inc.	4,586	65
*	VirnetX Holding Corp.	50,516	61
*	EverCommerce Inc.	6,200	59
*	Model N Inc.	2,264	57
*	Credo Technology Group Holding Ltd.	4,750	49
*	Benefitfocus Inc.	5,270	48
*	Intapp Inc.	2,425	48
*	Enfusion Inc. Class A	4,228	46
*	Groupon Inc. Class A	2,649	41
*	Alkami Technology Inc.	2,654	37
	Hackett Group Inc.	1,523	31
*	1stdibs.com Inc.	3,353	19

		Shares	Market Value ($000)
*	Identiv Inc.	1,374	18
*	Arteris Inc.	1,579	15
*	Mediaalpha Inc. Class A	1,337	13
	NVE Corp.	234	12
*	UserTesting Inc.	1,493	8
*	Stronghold Digital Mining Inc. Class A	1,555	5
*	Weave Communications Inc.	971	5
*	SkyWater Technology Inc.	426	3
*	Society Pass Inc.	599	1
			47,305
Telecommunications (1.3%)
	Telephone and Data Systems Inc.	82,601	1,465
*	Liberty Latin America Ltd. Class C	130,382	1,240
	InterDigital Inc.	15,128	988
*	Gogo Inc.	44,419	900
*	Iridium Communications Inc.	23,450	870
*	Plantronics Inc.	20,411	806
*	EchoStar Corp. Class A	30,396	731
	ADTRAN Inc.	37,188	689
*	Digi International Inc.	28,180	623
	Shenandoah Telecommunications Co.	26,147	600
*	Harmonic Inc.	60,605	584
*	NETGEAR Inc.	23,686	451
*	Consolidated Communications Holdings Inc.	60,552	401
	ATN International Inc.	8,898	392
*	United States Cellular Corp.	12,321	378
*	WideOpenWest Inc.	16,422	361
*	Viavi Solutions Inc.	20,990	304
*	Anterix Inc.	6,717	288
*	Calix Inc.	7,698	284
*	Liberty Latin America Ltd. Class A	29,714	283
	Comtech Telecommunications Corp.	20,801	260
*	Aviat Networks Inc.	8,772	257
*	Ribbon Communications Inc.	56,321	159
*	DZS Inc.	7,783	136
*	Inseego Corp.	54,409	112
*	Ooma Inc.	7,363	103
*	KVH Industries Inc.	12,052	94
*	Hemisphere Media Group Inc. Class A	12,870	88
*	IDT Corp. Class B	3,162	87
*	Globalstar Inc.	60,878	85
*	Kaltura Inc.	22,322	41
*	IHS Holding Ltd.	369	4
			14,064
Utilities (5.6%)
*	Southwest Gas Holdings Inc.	53,809	5,011
	Black Hills Corp.	52,234	4,004
	ONE Gas Inc.	43,051	3,746
	Brookfield Infrastructure Corp. Class A (XTSE)	51,864	3,659
	Portland General Electric Co.	73,427	3,616
	New Jersey Resources Corp.	78,717	3,615
	PNM Resources Inc.	69,756	3,316
	Spire Inc.	41,360	3,239
	Ormat Technologies Inc. (XNYS)	36,915	3,099
	South Jersey Industries Inc.	84,220	2,935
	NorthWestern Corp.	44,256	2,712
	ALLETE Inc.	42,857	2,658

		Shares	Market Value ($000)
	Avista Corp.	57,860	2,513
	MGE Energy Inc.	29,619	2,351
	California Water Service Group	42,793	2,297
	Chesapeake Utilities Corp.	14,017	1,872
	Clearway Energy Inc. Class C	49,947	1,751
	SJW Group	22,613	1,399
	Northwest Natural Holding Co.	24,959	1,355
*	Sunnova Energy International Inc.	60,747	1,215
	American States Water Co.	14,507	1,150
	Middlesex Water Co.	8,825	750
	Unitil Corp.	12,726	736
	Clearway Energy Inc. Class A	22,051	718
	Artesian Resources Corp. Class A	6,769	332
*	Harsco Corp.	37,209	309
*	Casella Waste Systems Inc. Class A	3,202	229
*	Heritage-Crystal Clean Inc.	7,627	210
	Aris Water Solution Inc. Class A	8,587	175
	York Water Co.	4,002	164
*	Cadiz Inc.	15,844	32
*	Excelerate Energy Inc. Class A	775	21
*	Pure Cycle Corp.	1,676	19
	Via Renewables Inc. Class A	972	8
			61,216
Total Common Stocks (Cost $1,201,159)			1,085,149
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 0.854% (Cost $12,330)	123,327	12,331
Total Investments (101.0%) (Cost $1,213,489)			1,097,480
Other Assets and Liabilities—Net (-1.0%)			(10,637)
Net Assets (100%)			1,086,843
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,651,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $12,931,000 was received for securities on loan, of which $12,331,000 is held in Vanguard Market Liquidity Fund and $600,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	18	1,676	10

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,085,119	—	30	1,085,149
Temporary Cash Investments	12,331	—	—	12,331
Total	1,097,450	—	30	1,097,480
Derivative Financial Instruments
Assets
Futures Contracts[1]	10	—	—	10
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.